Note D - Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 – Loans and Allowance for Loan Losses

The following is a summary of the loan portfolio at June 30, 2011 and December 31, 2010:

	June 30,	December 31,
	2011	2010
Commercial:
Commercial and industrial	$45,056	$48,401
Commercial real estate - owner-occupied	61,878	55,089
Commercial real estate - investor income producing	111,349	110,407
Acquisition, construction and development	64,662	87,846
Other commercial	6,840	3,225
Total commercial loans	289,785	304,968

Consumer:
Residential mortgage	21,767	21,716
Home equity lines of credit	56,481	56,968
Residential construction	6,048	9,051
Other loans to individuals	6,494	7,245
Total consumer loans	90,790	94,980
Total loans	380,575	399,948
Deferred fees	(210)	(119)
Total loans, net of deferred fees	$380,365	$399,829

At June 30, 2011 and December 31, 2010, the carrying value of loans pledged as collateral on FHLB borrowings totaled $50.5 million and $43.8 million, respectively.

Concentrations of Credit - Loans are primarily made in the Charlotte and Wilmington regions of North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and industrial loans can be affected by the local economic conditions. The commercial loan portfolio has concentrations in business loans secured by real estate and real estate development loans. Primary concentrations in the consumer loan portfolio include home equity lines of credit and residential mortgages. At June 30, 2011 and December 31, 2010, the Company had no loans outstanding with non-U.S. entities.

Allowance for Loan Losses - The following table presents, by portfolio segment, the activity in the allowance for loan losses for the three and six months ended June 30, 2011. The following table also presents, by portfolio segment, the balance in the allowance for loan losses disaggregated based on the Company’s impairment measurement method and the related recorded investment in loans at June 30, 2011 and December 31, 2010.

	Commercial	Consumer	Unallocated	Total
For the three months ended June 30, 2011
Allowance for Loan Losses:
Balance, beginning of period	$8,034	$1,875	$1,859	$11,768
Provision for loan losses	3,138	103	4	3,245
Charge-offs	(3,486)	(610)	-	(4,096)
Recoveries	350	10	-	360
Net charge-offs	(3,136)	(600)	-	(3,736)
Ending balance	$8,036	$1,378	$1,863	$11,277

For the six months ended June 30, 2011
Allowance for Loan Losses:
Balance, beginning of period	$9,165	$1,375	$1,884	$12,424
Provision for loan losses	5,842	1,886	(21)	7,707
Charge-offs	(7,781)	(1,896)	-	(9,677)
Recoveries	810	13	-	823
Net charge-offs	(6,971)	(1,883)	-	(8,854)
Ending balance	$8,036	$1,378	$1,863	$11,277

At June 30, 2011
Allowance for Loan Losses:
Individually evaluated for impairment	$1,871	$80	$-	$1,951
Collectively evaluated for impairment	6,108	1,355	1,863	9,326
Total	$7,979	$1,435	$1,863	$11,277

Recorded Investment in Loans:
Individually evaluated for impairment	$24,565	$1,000	$-	$25,565
Collectively evaluated for impairment	265,220	89,790	-	355,010
Total	$289,785	$90,790	$-	$380,575

At December 31, 2010
Allowance for Loan Losses:
Individually evaluated for impairment	$4,092	$115	$-	$4,207
Collectively evaluated for impairment	5,073	1,260	1,884	8,217
Total	$9,165	$1,375	$1,884	$12,424

Recorded Investment in Loans:
Individually evaluated for impairment	$37,451	$3,460	$-	$40,911
Collectively evaluated for impairment	267,517	91,520	-	359,037
Total	$304,968	$94,980	$-	$399,948

A summary of the activity in the allowance for loan losses for the three- and six-month periods ended June 30, 2011 and 2010 follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Balance, beginning of period	$11,768	$8,380	$12,424	$7,402
Provision for loan losses	3,245	1,094	7,707	2,625

Charge-offs	(4,096)	(502)	(9,677)	(1,056)
Recoveries	360	2	823	3
Net charge-offs	(3,736)	(500)	(8,854)	(1,053)

Balance, end of period	$11,277	$8,974	$11,277	$8,974

The Company’s loan loss allowance methodology includes a comprehensive qualitative component.  Qualitative reserves represent an estimate of the amount for which it is probable that environmental factors will cause the quantitatively determined loss contingency estimate to differ from historical results or other assumptions.  The Company has identified six environmental factors for inclusion in its allowance methodology at this time, aggregating $1.9 million at June 30, 2011 and December 31, 2010, including (i) portfolio trends, (ii) portfolio concentrations, (iii) economic and market trends, (iv) changes in lending practices, (v) regulatory environment, and (vi) other factors.  The first three factors are believed by management to present the most significant risk to the portfolio, and are therefore associated with both higher absolute and range of potential reserve percentages.  The reserve percentages for each of the six factors are derived from available industry information combined with management judgment.  The Company may consider both trends and absolute levels of such factors, if applicable.

The Company evaluates and estimates off-balance sheet credit exposure at the same time it estimates credit losses for loans by a similar process.  These estimated credit losses are not recorded as part of the allowance for loan losses, but are recorded to a separate liability account by a charge to income, if material.  Loan commitments, unused lines of credit and standby letters of credit make up the off-balance sheet items reviewed for potential credit losses.  These estimated credit losses were not material at June 30, 2011 and December 31, 2010.

Credit Quality Indicators - The Company uses several credit quality indicators to manage credit risk in an ongoing manner. The Company's primary credit quality indicator is an internal credit risk rating system that categorizes loans into pass, special mention, or classified categories. Credit risk ratings are applied individually to those classes of loans that have significant or unique credit characteristics that benefit from a case-by-case evaluation. These are typically loans to businesses or individuals in the classes that comprise the commercial portfolio segment. Groups of loans that are underwritten and structured using standardized criteria and characteristics, such as statistical models (e.g., credit scoring or payment performance), are typically risk rated and monitored collectively. These are typically loans to individuals in the classes that comprise the consumer portfolio segment.

The following are the definitions of the Company's credit quality indicators:

Pass:
Loans in classes that comprise the commercial and consumer portfolio segments that are not adversely rated, are contractually current as to principal and interest, and are otherwise in compliance with the contractual terms of the loan agreement. Management believes there is a low likelihood of loss related to those loans that are considered pass.

Special Mention:

Loans in classes that comprise the commercial and consumer portfolio segments that have potential weaknesses that deserve management's close attention. If not addressed, these potential weaknesses may result in deterioration of the repayment prospects for the loan. Management believes there is a moderate likelihood of some loss related to those loans that are considered special mention.

Classified:

Loans in the classes that comprise the commercial portfolio segment that are inadequately protected by the sound worth and paying capacity of the borrower or of the collateral pledged, if any. Classified loans are also those in the classes that comprise the consumer portfolio segment that are past due 90 days or more as to principal or interest. Residential mortgage and home equity loans may be current as to principal and interest, but may be considered classified for a period of up to six months. Following a period of demonstrated performance in accordance with contractual terms, the loan may be removed from classified status. Management believes that there is a distinct possibility that the Company will sustain some loss if the deficiencies related to classified loans are not corrected in a timely manner.

The Company's credit quality indicators are periodically updated on a case-by-case basis. The following tables present the recorded investment in the Company's loans as of June 30, 2011 and December 31, 2010, by loan class and by credit quality indicator.

	As of June 30, 2011

		Commercial
	Commercial	Real Estate	CRE-Investor	Acquisition,
	and	(CRE)-Owner	Income	Construction	Other	Total
	Industrial	Occupied	Producing	and Development	Commercial	Commercial
Pass	$41,356	$56,294	$98,506	$27,065	$6,840	$230,061
Special mention	2,760	1,103	3,964	13,317	-	21,144
Classified	940	4,481	8,879	24,280	-	38,580
Total	$45,056	$61,878	$111,349	$64,662	$6,840	$289,785

	Residential	Home Equity	Residential	Other Loans to		Total
	Mortgage	Lines of Credit	Construction	Individuals		Consumer
Pass	$19,613	$53,930	$5,954	$6,384		$85,881
Special mention	945	838	-	-		1,783
Classified	1,209	1,713	94	110		3,126
Total	$21,767	$56,481	$6,048	$6,494		$90,790

Total Recorded Investment in Loans						$380,575

	As of December 31, 2010

		Commercial
	Commercial	Real Estate	CRE-Investor	Acquisition,
	and	(CRE)-Owner	Income	Construction	Other	Total
	Industrial	Occupied	Producing	and Development	Commercial	Commercial
Pass	$46,888	$52,746	$98,195	$37,435	$3,225	$238,489
Special mention	262	-	9,520	14,289	-	24,071
Classified	1,251	2,343	2,692	36,122	-	42,408
Total	$48,401	$55,089	$110,407	$87,846	$3,225	$304,968

	Residential	Home Equity	Residential	Other Loans to		Total
	Mortgage	Lines of Credit	Construction	Individuals		Consumer
Pass	$19,160	$53,839	$7,951	$7,245		$88,195
Special mention	1,359	1,607	-	-		2,966
Classified	1,197	1,522	1,100	-		3,819
Total	$21,716	$56,968	$9,051	$7,245		$94,980

Total Recorded Investment in Loans						$399,948

Aging Analysis of Accruing and Non-Accruing Loans - The Company considers a loan to be past due or delinquent when the terms of the contractual obligation are not met by the borrower. The following presents by class, an aging analysis of the Company’s accruing and non-accruing loans as of June 30, 2011 and December 31, 2010.

	30-59	60-89	Past Due
	Days	Days	90 Days
	Past Due	Past Due	or More	Current	Total Loans
As of June 30, 2011
Commercial:
Commercial and industrial	$-	$-	$-	$45,056	$45,056
Commercial real estate - owner-occupied	-	-	-	61,878	61,878
Commercial real estate - investor income producing	633	-	-	110,716	111,349
Acquisition, construction and development	-	888	9,064	54,710	64,662
Other commercial	-	-	-	6,840	6,840
Total commercial loans	633	888	9,064	279,200	289,785

Consumer:
Residential mortgage	-	-	-	21,767	21,767
Home equity lines of credit	-	-	-	56,481	56,481
Residential construction	-	-	-	6,048	6,048
Other loans to individuals	-	-	-	6,494	6,494
Total consumer loans	-	-	-	90,790	90,790
Total loans	$633	$888	$9,064	$369,990	$380,575

As of December 31, 2010
Commercial:
Commercial and industrial	$-	$593	$111	$47,697	$48,401
Commercial real estate - owner-occupied	717	-	-	54,372	55,089
Commercial real estate - investor income producing	-	-	261	110,146	110,407
Acquisition, construction and development	4,025	4,188	5,676	73,957	87,846
Other commercial	-	-	-	3,225	3,225
Total commercial loans	4,742	4,781	6,048	289,397	304,968

Consumer:
Residential mortgage	-	-	374	21,342	21,716
Home equity lines of credit	1,000	-	-	55,968	56,968
Residential construction	-	1,000	-	8,051	9,051
Other loans to individuals	-	-	-	7,245	7,245
Total consumer loans	1,000	1,000	374	92,606	94,980
Total loans	$5,742	$5,781	$6,422	$382,003	$399,948

Impaired Loans - All classes of loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. Impaired loans may include all classes of nonaccruing loans and loans modified in a troubled debt restructuring (“TDR”). If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Information for impaired loans, none of which are accruing interest, at and for the periods ended June 30, 2011 is set forth in the following table:

				Three Months Ended		Six Months Ended
				June 30,		June 30,
		Unpaid	Related	Average	Interest	Average	Interest
	Recorded	Principal	Allowance For	Recorded	Income	Recorded	Income
	Investment	Balance	Loan Losses	Investment	Recognized	Investment	Recognized
Impaired Loans with No Related
Allowance Recorded:
Commercial:
Commercial and industrial	$11	$860	$-	$315	$-	$715	$-
CRE - owner-occupied	-	-	-	153	-	428	-
CRE - investor income producing	317	514	-	755	-	902	-
Acquisition, construction and
development	17,160	24,532	-	23,988	-	22,678	-
Other commercial	-	-	-	-	-	-	-
Total commercial loans	17,488	25,906	-	25,211	-	24,723	-
Consumer:
Residential mortgage	-	-	-	1,059	-	972	-
Home equity lines of credit	-	1,700	-	12	-	289	-
Residential construction	95	380	-	902	-	980	-
Other loans to individuals	-	10	-	-	-	-	-
Total consumer loans	95	2,090	-	1,973	-	2,241	-
Total impaired loans with no related
allowance recorded	$17,583	$27,996	$-	$27,184	$-	$26,964	$-

Impaired Loans with an
Allowance Recorded:
Commercial:
Commercial and industrial	$443	$443	$222	$-	$-	$-	$-
CRE - owner-occupied	-	-	-	-	-	-	-
CRE - investor income producing	455	468	112	465	-	472	-
Acquisition, construction and
development	6,179	6,273	1,537	6,235	-	4,124	-
Other commercial	-	-	-	-	-	-	-
Total commercial loans	7,077	7,184	1,871	6,700	-	4,596	-
Consumer:
Residential mortgage	405	407	10	138	-	70	-
Home equity lines of credit	500	500	70	-	-	-	-
Residential construction	-	-	-	-	-	-	-
Other loans to individuals	-	-	-	-	-	-	-
Total consumer loans	905	907	80	138	-	70	-
Total impaired loans with an
allowance recorded	$7,982	$8,091	$1,951	$6,838	$-	$4,666	$-

Impaired Loans:
Commercial	$24,565	$33,090	$1,871	$31,911	$-	$29,319	$-
Consumer	1,000	2,997	80	2,111	-	2,311	-
Total impaired loans	$25,565	$36,087	$1,951	$34,022	$-	$31,630	$-

Information for impaired loans, none of which are accruing interest, at and for the year ended December 31, 2010 is set forth in the following table:

		Unpaid	Related	Average	Interest
	Recorded	Principal	Allowance For	Recorded	Income
	Investment	Balance	Loan Losses	Investment	Recognized
Impaired Loans with No Related
Allowance Recorded:
Commercial:
Commercial and industrial	$722	$913	$-	$69	$-
CRE - owner-occupied	-	-	-	-	-
CRE - investor income producing	583	841	-	15	-
Acquisition, construction and
development	19,054	25,909	-	3,753	-
Other commercial	-	-	-	-	-
Total commercial loans	20,359	27,663	-	3,837	-
Consumer:
Residential mortgage	1,197	1,255	-	111	-
Home equity lines of credit	164	165	-	3	-
Residential construction	1,100	2,174	-	27	-
Other loans to individuals	-	-	-		-
Total consumer loans	2,461	3,594	-	141	-
Total impaired loans with no related
allowance recorded	$22,820	$31,257	$-	$3,978	$-

Impaired Loans with an
Allowance Recorded:
Commercial:
Commercial and industrial	$437	$437	$280	$2	$-
CRE - owner-occupied	717	741	136	393	-
CRE - investor income producing	1,119	1,209	277	404	-
Acquisition, construction and
development	14,818	14,828	3,399	328	-
Other commercial	-	-	-		-
Total commercial loans	17,091	17,215	4,092	1,127	-
Consumer:
Residential mortgage	-	-	-	-	-
Home equity lines of credit	1,000	1,000	115	22	-
Residential construction	-	-	-	-	-
Other loans to individuals	-	-	-	-	-
Total consumer loans	1,000	1,000	115	22	-
Total impaired loans with an
allowance recorded	$18,091	$18,215	$4,207	$1,149	$-

Impaired Loans:
Commercial	$37,450	$44,878	$4,092	$4,964	$-
Consumer	3,461	4,594	115	163	-
Total impaired loans	$40,911	$49,472	$4,207	$5,127	$-

During the three and six months ended June 30, 2011 and 2010, the Company did not recognize any interest income, including interest income recognized on a cash basis, within the period that loans were impaired.

Nonaccrual and Past Due Loans - It is the general policy of the Company to stop accruing interest income when a loan is placed on nonaccrual status and any interest previously accrued but not collected is reversed against current income. Generally, a loan is placed on nonaccrual status when it is over 90 days past due and there is reasonable doubt that all principal will be collected. The recorded investment in nonaccrual loans at June 30, 2011 and December 31, 2010 follows:

	June 30,	December 31,
	2011	2010
Commercial:
Commercial and industrial	$454	$1,159
CRE - owner-occupied	-	717
CRE - investor income producing	772	1,702
Acquisition, construction and development	23,339	33,872
Other commercial	-	-
Total commercial loans	24,565	37,450
Consumer:
Residential mortgage	405	1,197
Home equity lines of credit	500	1,164
Residential construction	95	1,100
Other loans to individuals	-	-
Total consumer loans	1,000	3,461
Total nonaccrual loans	$25,565	$40,911

Nonaccrual loans at June 30, 2011 include $12.9 million of TDR loans of which $12.0 million is in the acquisition, construction and development portfolio. There was no recorded allowance for these loans as of June 30, 2011. Nonaccrual loans at December 31, 2010 include $24.9 million of TDR loans of which $23.7 million is in the acquisition, construction and development portfolio. The December 31, 2010 recorded allowance for these loans was $2.4 million.

At June 30, 2011 and December 31, 2010, there were no loans 90 days or more past due and accruing interest.

Related Party Loans – From time to time, the Company engages in loan transactions with its directors, executive officers and their related interests (collectively referred to as “related parties”). Such loans are made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and do not involve more than the normal risk of collectability or present other unfavorable features. A summary of activity in loans to related parties is as follows:

Six Months Ended
June 30,
2011
Beginning balance	$5,075
Disbursements	524
Repayments	(1,088)
Ending balance	$4,511

At June 30, 2011 and December 31, 2010, the Company had pre-approved but unused lines of credit totaling $3.5 million to related parties.

NOTE D – LOANS

The Company’s loan portfolio was comprised of the following at December 31:

	2010	2009
Commercial:
Commercial and industrial	$48,401	$41,980
Commercial real estate - owner-occupied	55,089	50,693
Commercial real estate - investor income producing	110,407	112,508
Acquisition, construction and development	87,846	100,668
Other commercial	3,225	1,115
Total commercial loans	304,968	306,964

Consumer:
Residential mortgage	21,716	20,577
Home equity lines of credit	56,968	52,026
Residential construction	9,051	11,639
Other loans to individuals	7,245	6,471
Total consumer loans	94,980	90,713
Total loans	399,948	397,677
Deferred fees	(119)	(113)
Total loans, net of deferred fees	$399,829	$397,564

Park Sterling's policy normally requires a loan that is 90 days past due and for which there is reasonable doubt that all principal will be collected to be placed on nonaccrual status. Accrued interest on such loans is reversed when the loan is placed on nonaccrual status. Charge-off to the allowance for loan losses may ensue following timely collection efforts and a thorough review of payment sources. Further efforts are then pursued through various means available.  Loans carried in a nonaccrual status are generally secured by collateral, which is considered in the determination of the allowance for loan losses, through the impaired loan process.

At December 31, 2010, the carrying value of loans pledged as collateral on FHLB borrowings totaled $43.8 million.

The following table details loan maturities by loan class at December 31, 2010:

	30-59	60-89	Past Due
	Days	Days	90 Days
(dollars in thousands)	Past Due	Past Due	or More	Current	Total Loans

As of December 31, 2010
Commercial:
Commercial and industrial	$-	$593	$111	$47,697	$48,401
Commercial real estate - owner-occupied	717	-	-	54,372	55,089
Commercial real estate - investor income producing	-	-	261	110,146	110,407
Acquisition, construction and development	4,025	4,188	5,676	73,957	87,846
Other commercial	-	-	-	3,225	3,225
Total commercial loans	4,742	4,781	6,048	289,397	304,968

Consumer:
Residential mortgage	-	-	374	21,342	21,716
Home equity lines of credit	1,000	-	-	55,968	56,968
Residential construction	-	1,000	-	8,051	9,051
Other loans to individuals	-	-	-	7,245	7,245
Total consumer loans	1,000	1,000	374	92,606	94,980
Total loans	$5,742	$5,781	$6,422	$382,003	$399,948

Concentrations of Credit - Loans are primarily made in the Charlotte and Wilmington regions of North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and industrial loans can be affected by the local economic conditions. The commercial loan portfolio has concentrations in business loans secured by real estate and real estate development loans. Primary concentrations in the consumer loan portfolio include home equity lines of credit and residential mortgages. At December 31, 2010 and 2009, we had no loans outstanding with non-U.S. entities.

Allowance for Loan Losses - The following table presents, by portfolio segment, the activity in the allowance for loan losses for the year ended December 31, 2010. The following table also presents, by portfolio segment, the balance in the allowance for loan losses disaggregated on the basis of the Company’s impairment measurement method and the related recorded investment in loans at December 31, 2010.

	Commercial	Consumer	Unallocated	Total
For the year ended December 31, 2010
Allowance for Loan Losses:
Balance, beginning of year	$5,799	$1,603	$-	$7,402
Provision for loan losses	13,336	1,785	1,884	17,005
Charge-offs	(10,025)	(2,017)	-	(12,042)
Recoveries	54	5	-	59
Net charge-offs	(9,971)	(2,012)	-	(11,983)
Ending balance	$9,165	$1,375	$1,884	$12,424

At December 31, 2010
Allowance for Loan Losses:
Individually evaluated for impairment	$4,092	$115	$-	$4,207
Collectively evaluated for impairment	5,073	1,260	1,884	8,217
Total	$9,165	$1,375	$1,884	$12,424

Recorded Investment in Loans:
Individually evaluated for impairment	$37,451	$3,460	$-	$40,911
Collectively evaluated for impairment	267,517	91,520	-	359,037
Total	$304,968	$94,980	$-	$399,948

A summary of the activity in the allowance for loan losses for the years ended December 31, 2009 and 2008 follows:

	2009	2008
Balance, beginning of year	$5,568	$3,398
Provision for loan losses	3,272	2,544

Charge-offs	(1,438)	(374)
Recoveries	-	-
Net charge-offs	(1,438)	(374)
Balance, end of year	$7,402	$5,568

The Company introduced refinements to its loan loss allowance methodology in the third quarter of 2010. The principal refinement was the addition of a more comprehensive qualitative component.  Qualitative reserves represent an estimate of the amount for which it is probable that environmental factors will cause the quantitatively determined loss contingency estimate to differ from historical results or other assumptions.  The Bank has identified six environmental factors for inclusion in our allowance methodology at this time, aggregating $1.8 million at December 31, 2010, including (i) portfolio trends, (ii) portfolio concentrations, (iii) economic and market trends, (iv) changes in lending practices, (v) regulatory environment, and (vi) other factors.  The first three factors are believed by management to present the most significant risk to the portfolio, and are therefore associated with both higher absolute and range of potential reserve percentage.  The reserve percentages for each of the six factors are derived from available industry information combined with management judgment.  The Bank may consider both trends and absolute levels of such factors, if applicable.

The Bank evaluates and estimates off-balance sheet credit exposure at the same time it estimates credit losses for loans by a similar process.  These estimated credit losses are not recorded as part of the allowance for loan losses, but are recorded to a separate liability account by a charge to income, if material.  Loan commitments, unused lines of credit and standby letters of credit make up the off-balance sheet items reviewed for potential credit losses.  These estimated credit losses were not material at December 31, 2010 and 2009.

Credit Quality Indicators - The Company uses several credit quality indicators to manage credit risk in an ongoing manner. The Company's primary credit quality indicator is an internal credit risk rating system that categorizes loans into pass, special mention, or classified categories. Credit risk ratings are applied individually to those classes of loans that have significant or unique credit characteristics that benefit from a case-by-case evaluation. These are typically loans to businesses or individuals in the classes which comprise the commercial portfolio segment. Groups of loans that are underwritten and structured using standardized criteria and characteristics, such as statistical models (e.g., credit scoring or payment performance), are typically risk rated and monitored collectively. These are typically loans to individuals in the classes which comprise the consumer portfolio segment.

The following are the definitions of the Company's credit quality indicators:

Pass:
Loans in classes that comprise the commercial and consumer portfolio segments that are not adversely rated, are contractually current as to principal and interest, and are otherwise in compliance with the contractual terms of the loan agreement. Management believes that there is a low likelihood of loss related to those loans that are considered pass.

Special Mention:
Loans in classes that comprise the commercial and consumer portfolio segments that have potential weaknesses that deserve management's close attention. If not addressed, these potential weaknesses may result in deterioration of the repayment prospects for the loan. Management believes that there is a moderate likelihood of some loss related to those loans that are considered special mention.

Classified:
Loans in the classes that comprise the commercial portfolio segment that are inadequately protected by the sound worth and paying capacity of the borrower or of the collateral pledged, if any. Classified loans are also those in the classes that comprise the consumer portfolio segment that are past due 90 days or more as to principal or interest. Residential mortgage and home equity loans that are past due 90 days or more as to principal or interest may be considered pass if the Company is in the process of collection and the current loan-to-value ratio is 60% or less. Residential mortgage and home equity loans may be current as to principal and interest, but may be considered classified for a period of up to six months. Following a period of demonstrated performance in accordance with contractual terms, the loan may be removed from classified status. Management believes that there is a distinct possibility that the Company will sustain some loss if the deficiencies related to classified loans are not corrected in a timely manner.

The Company's credit quality indicators are periodically updated on a case-by-case basis. The following table presents the recorded investment in the Company's loans as of December 31, 2010, by loan class and by credit quality indicator.

	Commercial and Industrial	Commercial Real Estate (CRE)-Owner Occupied	CRE-Investor Income Producing	Acquisition, Construction and Development	Other Commercial	Total Commercial
Pass	$46,888	$52,746	$98,195	$37,435	$3,225	$238,489
Special mention	262	-	9,520	14,289	-	24,071
Classified	1,251	2,343	2,692	36,122	-	42,408
Total	$48,401	$55,089	$110,407	$87,846	$3,225	$304,968

	Residential	Home Equity	Residential	Other Loans to		Total
	Mortgage	Lines of Credit	Construction	Individuals		Consumer
Pass	$19,160	$53,839	$7,951	$7,245		$88,195
Special mention	1,359	1,607	-	-		2,966
Classified	1,197	1,522	1,100	-		3,819
Total	$21,716	$56,968	$9,051	$7,245		$94,980

Total Recorded Investment in Loans						$399,948

Impaired Loans - Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. Impaired loans may include all classes of nonaccruing loans and loans modified in a TDR. If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Information for impaired loans, none of which are accruing interest, at and for the year ended December 31, 2010 is set forth in the following table:

	Recorded Investment	Unpaid Principal Balance	Related Allowance For Loan Losses	Average Recorded Investment	Interest Income Recognized
Impaired Loans with No Related
Allowance Recorded:
Commercial:
Commercial and industrial	$722	$913	$-	$69	$-
CRE - owner-occupied	-	-	-	-	-
CRE - investor income producing	583	841	-	15	-
Acquisition, construction and
development	19,054	25,909	-	3,753	-
Other commercial	-	-	-	-	-
Total commercial loans	20,359	27,663	-	3,837	-
Consumer:
Residential mortgage	1,197	1,255	-	111	-
Home equity lines of credit	164	165	-	3	-
Residential construction	1,100	2,174	-	27	-
Other loans to individuals	-	-	-		-
Total consumer loans	2,461	3,594	-	141	-
Total impaired loans with no related
allowance recorded	$22,820	$31,257	$-	$3,978	$-

Impaired Loans with an
Allowance Recorded:
Commercial:
Commercial and industrial	$437	$437	$280	$2	$-
CRE - owner-occupied	717	741	136	393	-
CRE - investor income producing	1,119	1,209	277	404	-
Acquisition, construction and
development	14,818	14,828	3,399	328	-
Other commercial	-	-	-		-
Total commercial loans	17,091	17,215	4,092	1,127	-
Consumer:
Residential mortgage	-	-	-	-	-
Home equity lines of credit	1,000	1,000	115	22	-
Residential construction	-	-	-	-	-
Other loans to individuals	-	-	-	-	-
Total consumer loans	1,000	1,000	115	22	-
Total impaired loans with an
allowance recorded	$18,091	$18,215	$4,207	$1,149	$-

Impaired Loans:
Commercial	$37,450	$44,878	$4,092	$4,964	$-
Consumer	3,461	4,594	115	163	-
Total impaired loans	$40,911	$49,472	$4,207	$5,127	$-

Information for impaired loans at December 31, 2009 is set forth in the following table:

		Average
	Recorded	Recorded
	Investment	Investment
Impaired loans without a related allowance for loan losses	$4,160	$783
Impaired loans with a related allowance for loan losses	1,168	496
Total impaired loans	$5,328	$1,279

Allowance for loan losses related to impaired loans	$175

During the three years ended December 31, 2010, the Company did not recognize any interest income, including interest income recognized on a cash basis, within the period that loans were impaired.

Nonaccrual and Past Due Loans - The recorded investment in nonaccrual loans at December 31 follows:

	2010	2009
Commercial:
Commercial and industrial	$1,159	$-
CRE - owner-occupied	717	-
CRE - investor income producing	1,702	-
Acquisition, construction and development	33,872	860
Other commercial	-	-
Total commercial loans	37,450	860
Consumer:
Residential mortgage	1,197	1,520
Home equity lines of credit	1,164	-
Residential construction	1,100	308
Other loans to individuals	-	-
Total consumer loans	3,461	1,828
Total nonaccrual loans	$40,911	$2,688

Interest income on nonaccrual loans included in the results of operations for 2010 and 2009 totaled $1.5 million and $95 thousand, respectively. If interest on these loans would have been accrued in accordance with their original terms, interest income would have increased by $275 thousand and $70 thousand for the years ended December 31, 2010 and 2009, respectively. There were no nonaccrual loans during 2008.

Nonaccrual loans at December 31, 2010 include $24.9 million of troubled debt restructured loans of which $23.7 million is in the acquisition, construction and development portfolio. The December 31, 2010 recorded allowance for these loans was $2.4 million. There were no TDRs at December 31, 2009.

At December 31, 2010 and 2009, there were no loans 90 days or more past due and accruing interest.

Related Party Loans – From time to time, the Company engages in loan transactions with its directors, executive officers and their related interests (collectively referred to as “related parties”). Such loans are made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and do not involve more than the normal risk of collectability or present other unfavorable features. A summary of activity in loans to related parties is as follows:

	2010	2009
Balance, beginning of year	$13,913	$11,789
Disbursements	2,030	7,872
Repayments	(2,597)	(5,748)
Loans associated with former board
members and executive officers	(8,271)	-
Balance, end of year	$5,075	$13,913

At December 31, 2010, the Company had pre-approved but unused lines of credit totaling $2.0 million to related parties.